Plant and equipment, net (Tables)	6 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31, 2022	June 30, 2022
	(Unaudited)
Office equipment	39,602	39,602
Less: Accumulated depreciation	(15,974)	(9,374)
Plant and equipment, net	$23,628	$30,228